Directors' remuneration	12 Months Ended
Dec. 31, 2018
Directors' remuneration
Directors' remuneration

12.        Directors’ remuneration

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Salaries, bonus and benefits	3,353	4,490	2,367
Equity-settled share-based payments	2,390	8,158	2,214
	5,743	12,648	4,581

The equity-settled share-based payments granted to directors include both stock options and restricted share units (“RSUs”).

During the year ended December 31, 2018,  712,500 options were granted to the directors (2017: 5,726,477 and 2016: 1,068,955*), 6,050,202 stock options were exercised  (2017: 1,949,229 and 2016 1,800,000*) and 4,758,542 stock options were expired  (2017: no and 2016: 732,820*)

During the year ended December 31, 2018,  712,500 RSUs were granted to the directors to the directors (2017: 5,726,477 and 2016: 1,068,955*), 2,367,859 RSUs automatically vested (2017: 3,774,432 and 2016: 1,411,851*) and 188,125 RSUs were forfeited (2017: nil and 2016: nil).

In 2018, 2017 and 2016,  no emoluments were paid by the Group to any of the directors as an inducement to join or upon joining the Group or as compensation for loss of office. Except for the waiver of all salaries and wages since Lu Jun was appointed as non-executive director subject to his request in 2017 and all options previously granted to Ren Kai subject to his request in 2016, no other directors waived any emoluments in 2017, 2016 and 2015.

*     The number of share option and RSUs for 2016 have been adjusted to reflect the impact of the share consolidation, on the basis that every ten ordinary shares and preferred shares of US$0.0004 each consolidated into one ordinary share and preferred share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.

Independent non-executive directors

The fees paid or payable to independent non-executive directors of the Company during the year were as follows:

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2018	USD’000	USD’000	USD’000
William Tudor Brown	90	188	278
Chiang Shang-yi	65	100	165
Cong Jingsheng Jason	58	119	177
Lau Lawrence Juen-Yee	32	110	142
Fan Ren Da Anthony	34	110	144
Lip-Bu Tan*	51	269	320
Carmen I-Hua Chang*	39	14	53
	369	910	1,279

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2017	USD’000	USD’000	USD’000
Lip-Bu Tan*	91	128	219
William Tudor Brown	89	8	97
Carmen I-Hua Chang*	70	40	110
Chiang Shang-yi	47	250	297
Cong Jingsheng Jason	35	217	252
	332	643	975

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2016	USD’000	USD’000	USD’000
Lip-Bu Tan*	100	156	256
William Tudor Brown	85	24	109
Sean Maloney	72	23	95
Carmen I-Hua Chang*	68	78	146
Chiang Shang-yi	—	—	—
	325	281	606

There were no other emoluments payable to the independent non-executive directors during the year (2017:  Nil and 2016:  Nil.)

Executive directors and non-executive director

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2018	USD’000	USD’000	USD’000
Executive directors:
Zhou Zixue	695	129	824
Zhao Haijun**	714	824	1,538
Liang Mong Song**	478	—	478
Gao Yonggang	607	1	608
	2,494	954	3,448
Non-executive director:
Chen Shanzhi	70	269	339
Zhou Jie	—	—	—
Ren Kai	65	—	65
Lu Jun	—	—	—
Tong Guohua	63	119	182
Tzu-Yin Chiu***	292	138	430
	490	526	1,016

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2017	USD’000	USD’000	USD’000
Executive directors:
Zhou Zixue	765	311	1,076
Zhao Haijun**	726	1,514	2,240
Liang Mong Song**	65	—	65
Gao Yonggang	634	24	658
	2,190	1,849	4,039
Non-executive director:
Tzu-Yin Chiu***	1,783	5,321	7,104
Chen Shanzhi	75	128	203
Zhou Jie	—	—	—
Ren Kai	70	—	70
Lu Jun	—	—	—
Tong Guohua	40	217	257
Li Yonghua (Alternate to Chen Shanzhi)	—	—	—
	1,968	5,666	7,634

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2016	USD’000	USD’000	USD’000
Executive directors:
Zhou Zixue	527	655	1,182
Tzu-Yin Chiu***	920	1,038	1,958
Gao Yonggang	413	82	495
	1,860	1,775	3,635
Non-executive director:
Chen Shanzhi	80	136	216
Zhou Jie	—	—	—
Ren Kai	63	22	85
Lu Jun	39	—	39
Li Yonghua (Alternate to Chen Shanzhi)	—	—	—
	182	158	340

*      Lip-Bu Tan and Carmen I-Hua Chang did not offer themselves for re-election to independent non-executive directors and their term as independent non-executive directors expired on June 22, 2018.

**    Zhao HaiJun and Liang Mong Song are also the Co-Chief Executive Officers of the Company.

***   Tzu-Yin Chiu resigned as Chief Executive Officer on May 10, 2017 and remains as non-executive director.

There was no other arrangement under which a director waived or agreed to waive any remuneration in 2018.